Other Non-Current Assets (Tables)	12 Months Ended
Sep. 30, 2023
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	As of September 30, 2022 and 2023, other non-current assets consisted of the following:
	As of September 30,
	2022	2023
Prepayment for intent equity investment (1)	$-	$2,741,228
Prepaid construction fee	276,939	1,514,280
Long-term receivables due to disposal of Tianjin Jiahao	-	635,280
Long-term security deposit for land use right (2)	1,140,595	606,445
Other non-current assets	$1,417,534	$5,497,233
(1)	The balance is the prepayment to Mooneng Silicon (Hangzhou) Partnership (Limited partnership) for the intent equity investment.
(2)	The balance is the long-term security deposit to the Bureau of Finance in Wujin Technology Industrial District for the purchase of land use right for constructing headquarters buildings in Changzhou.